GOODWILL (Details 5) - Pensiones y Cesantias Porvenir S.A. [Member]	Dec. 31, 2017	Dec. 31, 2016
2017
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments		6.50%
Borrowing rate		6.30%
Growth in income from commissions		6.90%
Growth in expenses		3.50%
Inflation		3.70%
Discount interest rate after taxes		12.90%
Growth rate after twenty years		4.00%
2018
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	5.80%	5.90%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	14.20%	12.70%
Growth in expenses	11.20%	13.20%
Inflation	3.30%	3.00%
Discount interest rate after taxes	13.00%
Growth rate after twenty years	3.50%
2019
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	5.90%	6.20%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	8.00%	7.20%
Growth in expenses	6.70%	5.30%
Inflation	3.40%	3.10%
2020
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	5.70%	6.20%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	7.70%	7.10%
Growth in expenses	6.10%	6.50%
Inflation	3.20%	3.00%
2021
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	5.80%	6.20%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	7.60%	6.90%
Growth in expenses	6.10%	5.90%
Inflation	3.30%	3.00%
2022 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	6.20%
Borrowing rate	6.30%
Growth in income from commissions	7.50%
Growth in expenses	6.40%
Inflation	3.60%